Lease obligations (Tables)	12 Months Ended
Dec. 31, 2019
Operating lease-related assets and liabilities
	Classification on the consolidated balance sheet
		US$’000
Asset
Operating lease right-of-use assets	Operating lease right-of-use assets	406
Liabilities
Current
Operating lease obligations	Current portion of operating lease obligations	170
Non-current
Operating lease obligations	Operating lease obligations, net of current maturities	216
Total lease obligations		386

Operating lease terms and discount rates
Weighted-average remaining lease term – operating leases	27 months

Weighted-average discount rate - operating	5%

Lease cost
US$’000

Operating lease cost	193
Short-term lease cost	153

Total lease cost	346

Supplemental cash flow information related to operating leases
Other information
US$’000

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	346
Right-of-use asset obtained in exchange for new operating lease obligations	460

Future undiscounted minimum operating lease payments
Operating lease obligations
US$’000

2020	196
2021	138
2022	96
Total minimum lease payments	430
Financing component	(44)
Net present value of minimum lease payments	386
Less: current portion of operating lease obligations	(170)
Long-term operating lease obligations	216

Future minimum lease payments required under operating leases
Operating lease obligations
US$’000

2019	87
Total minimum lease payments	87

ZHEJIANG TIANLAN
Finance lease-related assets and liabilities
Classification on the consolidated balance sheet
RMB’000
Asset
Finance lease right-of-use assets	Property and equipment, net of accumulated depreciation and impairment losses	33,067

Liability
Current
Finance lease obligations	Current portion of finance lease obligations	25,785

Finance lease terms and discount rates
Weighted-average remaining lease term - finance leases	1 year

Weighted-average discount rate - finance leases	5.9%

Lease cost
RMB’000
Lease cost:
Finance lease cost:
Amortization of right-of-use assets	10,001
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	2,214

Total lease cost	12,215

Future undiscounted minimum finance lease payments
Finance lease obligation
RMB’000

2020	37,070

Total minimum lease payments	37,070

Financing component	(11,285)

Net present value of minimum lease payments	25,785

Less: current portion of finance lease obligations	(25,785)

Long-term finance lease obligations	-